Note 15 - Earnings Per Common Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE
15
Earnings per Common Share
The following table reconciles the
weighted average shares outstanding and net income for basic and diluted earnings per common share:

	Year ended December 31,
(Dollars in thousands, except per share data)	2016	2015	2014
Weighted average number of common shares outstanding used in basic earnings per common share calculation	4,180,994	4,127,453	4,060,404

Net dilutive effect of :
Options and warrants	553,386	513,505	507,856
Restricted stock awards	13,367	34,959	55,783
Weighted average number of common shares outstanding adjusted for effect of dilutive securities	4,747,747	4,675,917	4,624,043

Net income	$6,350	2,956	7,379
Dividends on preferred stock	0	(108)	(1,710)
Net income available to common shareholders	$6,350	2,848	5,669
Basic earnings per common share	$1.52	0.69	1.40
Diluted earnings per common share	$1.34	0.61	1.23